Consolidated Statements of Financial Position ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 367,401	$ 52,774	¥ 384,475
Lease prepayments			9,290
Right-of-use assets	43,073	6,187
Goodwill	2,771	398	2,771
Interest in associates	36,445	5,235	35,758
Interest in joint ventures	4,771	685	3,966
Deferred income tax assets	1,226	176	3,401
Contract assets	595	86	570
Contract costs	4,923	707	5,632
Financial assets at fair value through other comprehensive income	3,323	477	3,903
Financial assets at fair value through profit and loss	568	82
Other assets	13,808	1,983	14,645
Non-current assets	478,904	68,790	464,411
Current assets
Inventories and consumables	2,359	339	2,388
Contract assets	1,308	188	1,254
Accounts receivable	17,233	2,475	14,433
Prepayments and other current assets	12,456	1,789	11,106
Financial assets at fair value through profit and loss	202	29	770
Short-term bank deposits and restricted deposits	3,716	534	3,720
Cash and cash equivalents	34,945	5,020	30,060
Current assets	83,595	12,008	75,909
Total assets	562,499	80,798	540,320
EQUITY
Share capital	254,056	36,493	254,056
Reserves	(18,803)	(2,701)	(20,154)
Retained profits
Proposed final dividend	4,529	651	4,100
Others	80,265	11,529	75,920
Equity attributable to equity shareholders of the Company	320,047	45,972	313,922
Non-controlling interests	708	102	364
Total equity	320,755	46,074	314,286
Non-current liabilities
Long-term bank loans	2,869	412	3,173
Promissory notes	998	143
Corporate bonds	2,998	431	999
Lease liabilities	21,535	3,093
Deferred income tax liabilities	87	12	111
Deferred revenue	4,851	697	3,609
Amounts due to related parties	3,042	437	3,042
Other obligations	174	25	190
Non-current liabilities	36,554	5,250	11,124
Current liabilities
Short-term bank loans	5,564	799	15,085
Commercial papers	8,995	1,292
Current portion of long-term bank loans	437	63	441
Current portion of corporate bonds			16,994
Lease liabilities	10,790	1,550
Accounts payable and accrued liabilities	121,564	17,462	122,458
Taxes payable	1,534	220	911
Dividend payable	920	132	920
Current portion of deferred revenue			78
Current portion of other obligations	2,604	374	2,844
Contract liabilities	40,648	5,839	42,650
Advances from customers	330	47	328
Current liabilities	205,190	29,474	214,910
Total liabilities	241,744	34,724	226,034
Total equity and liabilities	562,499	80,798	540,320
Net current liabilities	(121,595)	(17,466)	(139,001)
Total assets less current liabilities	357,309	51,324	325,410
Ultimate holding company [member]
Current assets
Accounts receivable	7,688	1,104	7,431
Current liabilities
Accounts payable and accrued liabilities	1,779	256	1,214
Related parties [member]
Current assets
Accounts receivable	240	35	935
Current liabilities
Accounts payable and accrued liabilities	7,851	1,128	8,843
Domestic carriers [member]
Current assets
Accounts receivable	3,448	495	3,812
Current liabilities
Accounts payable and accrued liabilities	¥ 2,174	$ 312	¥ 2,144